NOTES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2026
NOTES PAYABLE
Schedule of notes payable

Notes payable consisted of the following as of June 30, 2026 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	2,543,700	1/15/2020 - 12/31/2029	3.535%	¥2,328,494
Lender 2	1,833,600	1/31/2025 - 3/4/2041	4.979%	1,832,075
Lender 3	1,585,540	7/25/2025 - 2/27/2027	3.200%	1,585,540
Lender 4	1,241,200	2/27/2026 - 2/27/2029	10.000%	1,118,000
Lender 5	1,264,000	8/29/2025 - 3/31/2027	3.675%	1,000,000
Other lenders	22,903,491	3/23/2016 - 3/25/2055	1.45 - 5.50%	9,675,815
Aggregate outstanding principal balances				17,539,924
Less: current portion of long-term notes payable and short-term notes payable				(11,286,279)
Non-current portion of long-term notes payable				¥6,253,645

Notes payable consisted of the following as of June 30, 2025 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	3,316,500	10/26/2023 - 2/4/2027	4.420%	¥1,610,000
Lender 2	3,774,300	1/15/2020 - 12/31/2029	3.238%	1,486,750
Lender 3	1,186,000	4/28/2023 - 9/30/2026	2.504%	1,186,000
Lender 4	1,877,172	11/17/2023 - 4/25/2046	2.213%	764,400
Lender 5	800,000	4/3/2025 - 4/3/2026	3.103%	750,000
Other lenders	15,574,571	3/23/2016 - 3/25/2055	1.30 - 5.50%	6,360,311
Aggregate outstanding principal balances				12,157,461
Less: current portion of long-term notes payable and short-term notes payable				(7,599,606)
Non-current portion of long-term notes payable				¥4,557,855

Schedule of annual aggregate maturities of notes payable during each of the next five years

As of June 30, 2026, the annual aggregate maturities of notes payable during each of the next five years were as follows (in thousands):

Amount
2027	¥11,286,279
2028	1,442,158
2029	2,761,971
2030	102,290
2031	549,416
Thereafter	1,397,810
Total notes payable	¥17,539,924

Schedule of interest activity for notes payable	Interest activity for notes payable for the periods presented is as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Interest incurred	¥620,105	¥434,017	¥488,463
Less: Amounts capitalized	(574,319)	(389,473)	(470,177)
Interest expense	¥45,786	¥44,544	¥18,286